Establishment and Operations - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2022	Jun. 30, 2022
Disclosure Of Establishment And Operations [Line Items]
Number of shares authorised	555,000,000	555,000,000
Number of shares outstanding		118,883,072
Par value per share	$ 0.0001
Class of warrants issued during the period	17,433,333
Public Warrants [Member]
Disclosure Of Establishment And Operations [Line Items]
Class of warrants issued during the period	11,500,000
Private Warrants [Member]
Disclosure Of Establishment And Operations [Line Items]
Class of warrants issued during the period	5,933,333
Preference shares [member]
Disclosure Of Establishment And Operations [Line Items]
Number of shares authorised	55,000,000	55,000,000
Number of shares outstanding		0
Par value per share	$ 0.0001
Class A Ordinary Shares [Member]
Disclosure Of Establishment And Operations [Line Items]
Number of shares authorised	500,000,000
Par value per share		$ 0.0001
Business Combination Agreement [member]
Disclosure Of Establishment And Operations [Line Items]
Prefunded PIPE Subscription Amount	$ 71.8
Business Combination Agreement [member] | Common Shares A [member]
Disclosure Of Establishment And Operations [Line Items]
Number of Shares Purchased by PIPE Investors	12,188,711
Aggregate Purchase Price of Shares	$ 111.5
Major business combination [member]
Disclosure Of Establishment And Operations [Line Items]
Number of shares authorised	555,000,000
Number of shares outstanding	118,496,102
Share Price	$ 11.5
Common Stock Conversion Basis	one
Major business combination [member] | Earnout RSU [Member]
Disclosure Of Establishment And Operations [Line Items]
Number of share options outstanding	1,509.96
Major business combination [member] | Public Warrants [Member]
Disclosure Of Establishment And Operations [Line Items]
Class of warrants issued during the period	11,500,000
Major business combination [member] | Private Warrants [Member]
Disclosure Of Establishment And Operations [Line Items]
Class of warrants issued during the period	5,933,333
Major business combination [member] | Preference shares [member]
Disclosure Of Establishment And Operations [Line Items]
Number of shares authorised	500,000,000
Major business combination [member] | Class A Ordinary Shares [Member]
Disclosure Of Establishment And Operations [Line Items]
Number of shares authorised	55,000,000
Par value per share	$ 0.0001
Major business combination [member] | Swvls Common Shares [Member]
Disclosure Of Establishment And Operations [Line Items]
Par value per share	$ 0.0001
Number of shares issued	1,510